Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 02, 2022	Jan. 03, 2022
Warrant [Abstract]
Total purchase agreements		$ 10.0
Issuance of convertble notes		$ 10.0
Percentage of warrants	100.00%	80.00%
Warrants exercised	$ 3.2	$ 8.0
Warrants term	2 years	2 years
Exercise of convertible notes (in Dollars per share)		$ 3.74
Exercise of warrant		4.99%
Agreements total amount	$ 3.2
Issuance of shares (in Shares)	2,539,682
Warrants exercise price per share (in Dollars per share)	$ 1.26
Agreement of warrants (in Dollars per share)	$ 1.26
Exercise of warrant percentage	4.99%